Stockholders' Equity - Liquidation (Details) - SHAPEWAYS, INC - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Convertible Series E Preferred Stock
Class of Stock [Line Items]
Liquidation price per share	$ 3.4858	$ 3.4858
Convertible Series A-2 Preferred Stock
Class of Stock [Line Items]
Liquidation price per share	0.75	0.75
Convertible Series B Preferred Stock
Class of Stock [Line Items]
Liquidation price per share	1.25	1.25
Convertible Series B-1 Preferred Stock
Class of Stock [Line Items]
Liquidation price per share	1.9460	1.9460
Convertible Series C Preferred Stock
Class of Stock [Line Items]
Liquidation price per share	2.5747	2.5747
Convertible Series D Preferred Stock
Class of Stock [Line Items]
Liquidation price per share	$ 3.9438	$ 3.9438